Share-based Payments - Share options outstanding by range of exercise prices (Details)	Jun. 30, 2020 shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020	Jun. 30, 2020 years	Jun. 30, 2019 shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019	Jun. 30, 2019 years	Jun. 30, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	458,174				1,220,826				2,723,182
Options outstanding, weighted average exercise price (USD per share)		$ 2.65				$ 2.47			$ 2.41
Options exercisable, number (shares) | shares	457,663				1,027,372
Options exercisable, weighted average exercise price (USD per share)		2.65				2.55
Options exercisable, weighted average remaining years			3.6	3.64			3.2	3.24
$0.59 - 0.66
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	78,563				196,206
Options outstanding, weighted average exercise price (USD per share)		0.62				0.63
Options exercisable, number (shares) | shares	78,563				143,346
Options exercisable, weighted average exercise price (USD per share)		0.62				0.62
Options exercisable, weighted average remaining years | years				4.86				5.83
$0.59 - 0.66 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		0.59				0.59
Options outstanding, exercise price (USD per share)		0.59				0.59
$0.59 - 0.66 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		0.66				0.66
Options outstanding, exercise price (USD per share)		0.66				0.66
1.14
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		1.14				1.14
Options outstanding, number (shares) | shares	21,024				65,107
Options outstanding, weighted average exercise price (USD per share)		1.14				1.14
Options exercisable, number (shares) | shares	20,513				20,868
Options exercisable, weighted average exercise price (USD per share)		1.14				1.14
Options exercisable, weighted average remaining years | years				6.07				7.07
Options outstanding, exercise price (USD per share)		1.14				1.14
$1.92 - 2.16
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares					17,828
Options outstanding, weighted average exercise price (USD per share)						2.09
Options exercisable, number (shares) | shares					17,828
Options exercisable, weighted average exercise price (USD per share)						2.09
Options exercisable, weighted average remaining years | years								0.45
$1.92 - 2.16 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		1.92				1.92
Options outstanding, exercise price (USD per share)		1.92				1.92
$1.92 - 2.16 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		2.16				2.16
Options outstanding, exercise price (USD per share)		2.16				2.16
$2.40 - 2.92
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares					299,613
Options outstanding, weighted average exercise price (USD per share)						2.47
Options exercisable, number (shares) | shares					299,613
Options exercisable, weighted average exercise price (USD per share)						2.47
Options exercisable, weighted average remaining years | years								0.86
$2.40 - 2.92 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		2.40				2.40
Options outstanding, exercise price (USD per share)		2.40				2.40
$2.40 - 2.92 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		2.92				2.92
Options outstanding, exercise price (USD per share)		2.92				2.92
3.18
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		3.18				3.18
Options outstanding, number (shares) | shares	358,587				642,072
Options outstanding, weighted average exercise price (USD per share)		3.18				3.18
Options exercisable, number (shares) | shares	358,587				545,717
Options exercisable, weighted average exercise price (USD per share)		3.18				3.18
Options exercisable, weighted average remaining years | years				3.23				3.81
Options outstanding, exercise price (USD per share)		$ 3.18				$ 3.18